UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Head of Compliance & Risk
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    May 3rd, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:   	$8,834,929
List of Other Included Managers:
No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE     SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000)   PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  7557      301182      SH       SOLE             301182
Elan Plc                    ADR             284131208  289       20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  4132      981510      SH       SOLE             981510
ICON Pub Ltd Co             Sponsored ADR   45103T107  3503      71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  67046     1058335     SH       SOLE             1058335
Dover Corp                  Com             260003108  114499    2357890     SH       SOLE             2357890
Sysco Corp                  Com             871829107  44441     1386612     SH       SOLE             1386612
Johnson & Johnson           Com             478160104  350012    5910366     SH       SOLE             5910366
Altria Group Inc            Com             2209S103   482189    6804810     SH       SOLE             6804810
Tyco Intl Ltd New           Com             902124106  31270     1163300     SH       SOLE             1163300
United Technologies Corp    Com             913017109  426239    7352749     SH       SOLE             7352749
ACE Ltd                     Ord             G0070K103  103730    1994425     SH       SOLE             1994425
Aflac Inc                   Com             1055102    79314     1757450     SH       SOLE             1757450
Becton Dickinson & Co       Com             75887109   82846     1345332     SH       SOLE             1345332
Boeing Co                   Com             97023105   166901    2141684     SH       SOLE             2141684
JP Morgan Chase & Co        Com             46625H100  264441    6350646     SH       SOLE             6350646
Citigroup Inc               Com             172967101  495105    10482841    SH       SOLE             10482841
Morgan Stanley              Com             617446448  86536     1377516     SH       SOLE             1377516
First Data Corp             Com             319963104  235497    5029847     SH       SOLE             5029847
Gannett Inc                 Com             364730101  150984    2519765     SH       SOLE             2519765
General Dynamics Corp       Com             369550108  231971    3625679     SH       SOLE             3625679
Harley Davidson Inc         Com             412822108  58699     1131437     SH       SOLE             1131437
Home Depot Inc              Com             437076102  312213    7380917     SH       SOLE             7380917
Illinois Tool Wks Inc       Com             452308109  338131    3510865     SH       SOLE             3510865
International Business MachsCom             459200101  430714    5222672     SH       SOLE             5222672
Johnson Ctls Inc            Com             478366107  67530     889378      SH       SOLE             889378
MBIA Inc                    Com             55262C100  77290     1285377     SH       SOLE             1285377
McGraw Hill Cos Inc         Com             580645109  223916    3886082     SH       SOLE             3886082
Masco Corp                  Com             574599106  162733    5008703     SH       SOLE             5008703
Medtronic Inc               Com             585055106  263134    5184905     SH       SOLE             5184905
Merrill Lynch & Co Inc      Com             590188108  391096    4965669     SH       SOLE             4965669
Microsoft Corp              Com             594918104  269055    9888102     SH       SOLE             9888102
Wells Fargo & Co New        Com             949746101  318866    4992428     SH       SOLE             4992428
PepsiCo Inc                 Com             713448108  72178     1248969     SH       SOLE             1248969
Pfizer Inc                  Com             717081103  143338    5751926     SH       SOLE             5751926
Aetna Inc New               Com             817Y108    380286    7738820     SH       SOLE             7738820
Sherwin Williams Co         Com             824348106  618       12506       SH       SOLE             12506
Chevron Corp New            Com             166764100  260171    4488031     SH       SOLE             4488031
Toll Brothers Inc           Com             889478103  219748    6345595     SH       SOLE             6345595
Conocophillips              Com             20825C104  97960     1551228     SH       SOLE             1551228
Xerox Corp                  Com             984121103  106088    6979452     SH       SOLE             6979452
Accenture Ltd Bermuda       CLA             G1150G111  397294    13212298    SH       SOLE             13212298
Petro-CDA                   Com             71644E102  451834    9517937     SH       SOLE             9517937
Canadian Pac Ry Ltd         Com             13645T100  195394    3912525     SH       SOLE             3912525
Icici Bk Ltd                ADR             45104G104  127764    4615741     SH       SOLE             4615741
Petroleo Brasileiro SA PetroSponsored ADR   71654V408  2415      27863       SH       SOLE             27863
Taiwan Semiconductor Mfg LtdSponsored ADR   874039100  25035     2488570     SH       SOLE             2488570
Posco                       Sponsored ADR   693483109  12927     202619      SH       SOLE             202619